	CBOE VEST US LARGE CAP 20% BUFFER VI FUND
Schedule of Investments				March 31, 2023 (unaudited)
0.31%	MONEY MARKET FUND			Shares		Fair Value

	Federated Treasury Obligations Fund -
	Institutional class 4.66% (a) . . . . . . .				1,632	$1,632
96.30%	PURCHASED OPTIONS
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
92.67%	CALL OPTIONS
	S&P 500 MINI
	INDEX . . . .	1	$41,093	$ 0.02	04/20/23	$41,059
	S&P 500 MINI
	INDEX . . . .	1	41,093	0.02	05/18/23	41,020
	S&P 500 MINI
	INDEX . . . .	1	41,093	0.02	06/22/23	40,964
	S&P 500 MINI
	INDEX . . . .	1	41,093	0.02	07/20/23	40,929
	S&P 500 MINI
	INDEX . . . .	1	41,093	0.02	08/17/23	40,877
	S&P 500 MINI
	INDEX . . . .	1	41,093	0.02	09/21/23	40,817
	S&P 500 MINI
	INDEX . . . .	1	41,093	0.02	10/19/23	40,785
	S&P 500 MINI
	INDEX . . . .	1	41,093	0.02	11/16/23	40,735
	S&P 500 MINI
	INDEX . . . .	1	41,093	0.02	12/21/23	40,681
	S&P 500 MINI
	INDEX . . . .	1	41,093	0.02	01/18/24	40,666
	S&P 500 MINI
	INDEX . . . .	1	41,093	0.02	02/22/24	40,620
	S&P 500 MINI
	INDEX . . . .	1	41,093	0.02	03/21/24	40,571
	TOTAL CALL OPTIONS PURCHASED . . . .			. . . . . . . . . .
						489,724
3.64%	PUT OPTIONS
	S&P 500 MINI
	INDEX . . . .	1	41,093	392.38	04/20/23	3,457
	S&P 500 MINI
	INDEX . . . .	1	41,093	379.01	05/18/23	457
	S&P 500 MINI
	INDEX . . . .	1	41,093	369.51	06/22/23	502
	S&P 500 MINI
	INDEX . . . .	1	41,093	378.98	07/20/23	1,003
			1

QUARTERLY REPORT

	CBOE VEST US LARGE CAP 20% BUFFER VI FUND
Schedule of Investments - continued				March 31, 2023 (unaudited)
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	S&P 500 MINI
	INDEX . . . .	1	$41,093	$395.98	08/17/23	$2,307
	S&P 500 MINI
	INDEX . . . .	1	41,093	387.83	09/21/23	992
	S&P 500 MINI
	INDEX . . . .	1	41,093	395.87	10/19/23	959
	S&P 500 MINI
	INDEX . . . .	1	41,093	392.90	11/16/23	1,648
	S&P 500 MINI
	INDEX . . . .	1	41,093	389.18	12/21/23	1,580
	S&P 500 MINI
	INDEX . . . .	1	41,093	427.39	01/18/24	1,797
	S&P 500 MINI
	INDEX . . . .	1	41,093	414.75	02/22/24	2,585
	S&P 500 MINI
	INDEX . . . .	1	41,093	445.96	03/21/24	1,926
	TOTAL PUT OPTIONS PURCHASED . . . . .			. . . . . . . . .
						19,213
96.30%	TOTAL PURCHASED OPTIONS . . . . . . .			. . . . . . . . . .		508,937
96.61%	TOTAL INVESTMENTS . . . . . . . . . . .			. . . . . . . . .		510,569
-3.29%	Liabilities, in excess of other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .					17,919
100.00%	NET ASSETS . . . . . . . . . . . . . . .			. . . . .	. . . . .	$528,488
(a) Effective	7 day yield as of September	30, 2022

2

QUARTERLY REPORT

	CBOE VEST US LARGE CAP 20% BUFFER VI FUND
Schedule of Investments - continued				March 31, 2023 (unaudited)
(-5.09%)	OPTIONS WRITTEN
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
(-0.50%)	CALL OPTIONS
	S&P 500 MINI
	INDEX . . . .	1	$(41,093)	$ 441.64	04/20/23 $	—
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	440.60	05/18/23	(73)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	446.79	06/22/23	(380)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	438.57	07/20/23	(189)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	438.68	08/17/23	(52)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	470.49	09/21/23	(973)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	461.18	10/19/23	(1,198)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	435.96	11/16/23	(571)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	453.36	12/21/23	(1,249)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	442.67	01/18/24	(1,684)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	484.79	02/22/24	(746)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	491.79	03/21/24	(2,037)
(-0.50%)	TOTAL CALL OPTIONS WRITTEN . . . . . .			. . . .	. . . . .	(9,152)
(-4.59%)	PUT OPTIONS
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	331.80	04/20/23	(14)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	311.34	05/18/23	(18)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	314.32	06/22/23	(56)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	310.27	07/20/23	(140)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	316.70	08/17/23	(359)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	341.91	09/21/23	(223)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	295.61	10/19/23	(249)

3

QUARTERLY REPORT

	CBOE VEST US LARGE CAP 20% BUFFER VI FUND
Schedule of Investments - continued				March 31, 2023 (unaudited)
		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
	S&P 500 MINI
	INDEX . . . .	1	$(41,093)	$ 303.18	11/16/23	$(427)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	316.78	12/21/23	(443)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	303.21	01/18/24	(520)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	313.91	02/22/24	(780)
	S&P 500 MINI
	INDEX . . . .	1	(41,093)	356.77	03/21/24	(630)
(-4.59%)	TOTAL PUT OPTIONS WRITTEN . . . . . .			. . . . .	. . . . .	(3,859)
(-5.09%)	TOTAL OPTIONS WRITTEN . . . . . . . .			. . . . .	. . . . .	$(13,011)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
MONEY MARKET FUND	Quoted Prices	Inputs	Inputs	Total
	1,632	—	—	1,632
PURCHASED OPTIONS .		508,937	—	508,937
TOTAL INVESTMENTS .	$1,632	$508,937	$—	$510,569
OPTIONS WRITTEN . .
	$—	$(13,011)	$—	$(13,011)

4

QUARTERLY REPORT

CBOE VEST US LARGE CAP 20% BUFFER VI FUND

Schedule of Investments - continued	March 31, 2023 (unaudited)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2023.

At March 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $482,909 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .

Gross unrealized depreciation . . . .

Net unrealized appreciation . . . . .

$ 27,510 (12,862)

$ 14,648

5

QUARTERLY REPORT